Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Short-Term Debt

Short-term debt as at December 31 was comprised of:

	2018	2017

Commercial paper	$ 391	$ 730
Other credit facilities [1]	238	–

	$ 629	$ 730

1	Credit facilities are unsecured and consist of US dollar-denominated debt of $153, euro-denominated debt of $22 and debt of $63 in other currency denominations.